                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited
Address: Heathcoat House
         20 Savile Row, 6th Floor
         London W1S 3PR, United Kingdom

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Cawdron
Title: Director
Phone: 001-212-223-6502

Signature, Place, and Date of Signing:


        /s/ Richard Cawdron             London, United Kingdom        11/09/09
-----------------------------------   --------------------------   -------------
            [Signature]                      [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            1
Form 13F Information Table Value Total:      111,622
                                          (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

    Column 1        Column 2    Column 3   Column 4            Column 5          Column 6    Column 7            Column 8
----------------   ---------   ---------   --------   -----------------------   ----------   --------   --------------------------
                     TITLE                                                                                 VOTING AUTHORITY
    NAME OF            OF                    VALUE      SHRS OR    SH/   PUT/   INVESTMENT     OTHER    --------------------------
     ISSUER          CLASS       CUSIP     (x$1000)     PRN AMT    PRN   CALL   DISCRETION   MANAGERS      SOLE      SHARED   NONE
----------------   ---------   ---------   --------   ----------   ---   ----   ----------   --------   ----------   ------   ----
TAIWAN
   SEMICONDUCTOR   Sponsored
   MFG LTD            ADR      874039100    111,622   10,184,482    SH             SOLE                 10,184,482      0       0